UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03591

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert VP SRI Balanced Portfolio

Class F CVPSBF

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.93%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$392,771,546
# of Portfolio Holdings	492
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.1%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	4.7%
Short-Term Investments	4.8%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.1%
Common Stocks	61.7%
Footnote	Description
Footnote*	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.1%
NVIDIA Corp.	5.0%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.0%
Microsoft Corp.	2.9%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	2.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPSBF-TSR-SAR

Calvert VP SRI Balanced Portfolio

Class I CVPSBI

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.68%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$392,771,546
# of Portfolio Holdings	492
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.1%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	4.7%
Short-Term Investments	4.8%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.1%
Common Stocks	61.7%
Footnote	Description
Footnote*	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.1%
NVIDIA Corp.	5.0%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.0%
Microsoft Corp.	2.9%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	2.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CVPSBI-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
VP SRI Balanced Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Calvert
VP SRI Balanced Portfolio
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.6%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	292	$ 293,254
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)	111	110,883
Series 2025-B, Class C, 4.697%, 9/15/33(1)	253	252,342
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	101,901
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	240	242,352
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	90	89,911
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	406	407,637
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	233	232,642
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	545	544,980
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	85	84,621
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)	40	38,574
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	78	77,234
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	408,550
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	97,924
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	762,310
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	113	108,978
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	522	489,434
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	271	268,036
FIGRE Trust:
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	121	120,784
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(3)	272	271,852
Series 2026-FL2, Class A1, 5.516%, 6/25/56(1)(2)	195	195,803
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	561	567,047
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	155	129,103
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	164	163,355
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	68	67,975
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	484	480,038
Iskandar Enterprise LLC:
Series 2026-1A, Class A21, 5.049%, 4/17/56(1)	275	273,720
Series 2026-1A, Class A22, 5.343%, 4/17/56(1)	50	49,830
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)	55	54,116
Security	Principal Amount* (000's omitted)		Value
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.483%, (1 mo. SOFR + 2.85%), 5/16/30(1)(4)		528	$ 526,439
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		56	38,963
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)		233	229,041
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		111	70,876
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		103	96,888
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		212	188,309
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		29	25,526
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		29	24,837
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		52	44,092
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		63	50,578
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		253	197,080
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		81	45,378
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	3,105
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		371	355,414
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		39	38,759
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	261,332
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		152	150,236
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		267	267,494
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		78	77,800
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		34	33,355
Series 2021-C, Class A, 2.18%, 10/8/31(1)		344	339,197
Series 2021-C, Class B, 2.67%, 10/8/31(1)		41	40,324
Phantom Aviation, Series 2026-1A, Class B, 6.027%, 1/15/51(1)		246	240,209
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		262	251,455
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		175	175,992
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.013%, (1 mo. SOFR + 1.364%), 7/25/51(1)(4)		38	37,610
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)		100	99,212
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	106,379
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		45	43,240
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.248%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)		391	393,836
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(1)		346	343,989
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		151	144,649
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		171	152,332
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		166	169,968

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
SERVPRO Master Issuer LLC: (continued)
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		411	$ 407,915
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		491	487,830
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		78	73,817
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		84	88,656
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		212	208,446
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		148	144,915
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.87%, 7/20/48(1)		74	71,185
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		234	178,616
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		376	355,738
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		565	495,284
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		202	185,106
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		441	425,338
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		105	101,383
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		480	478,511
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A, 5.31%, 5/20/52(1)		172	172,791
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		23	23,531
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		34	29,470
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)		272	268,948
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		261	242,538
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	410	468,651
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	131	175,926
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		65	62,364
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		224	222,337
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		37	37,925
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		304	284,163
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		73	71,549
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	169	$ 163,646
Total Asset-Backed Securities (identified cost $18,707,260)		$ 18,175,659

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$328	$ 322,116
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	100	100,756
Chase Home Lending Mortgage Trust, Series 2026-1, Class A2, 5.50%, 11/25/56(1)(2)	404	402,772
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 7/25/26, 6/25/58(1)(3)	70	70,025
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	94	94,531
Eagle Re Ltd., Series 2021-2, Class M1C, 7.078%, (30-day SOFR Average + 3.45%), 4/25/34(1)(4)	11	11,067
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	42	43,720
Series 5402, Class BZ, 6.00%, 4/25/54	17	17,913
Series 5413, Class MZ, 6.00%, 5/25/54	40	41,482
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(4)	367	370,327
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(4)	269	269,899
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(4)	186	187,141
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.892%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	85	93,381
Series 2021-DNA2, Class B1, 7.028%, (30-day SOFR Average + 3.40%), 8/25/33(1)(4)	55	61,174
Series 2021-DNA2, Class B2, 9.628%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	50	62,313
Series 2022-DNA2, Class M1A, 4.928%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	24	24,379
Federal National Mortgage Association:
Series 2024-33, Class KF, 4.578%, (30-day SOFR Average + 0.95%), 1/25/54(4)	19	18,844
Series 2025-12, Class GF, 4.978%, (30-day SOFR Average + 1.35%), 3/25/55(4)	233	235,138
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.092%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	40	42,649
Series 2019-R05, Class 1B1, 7.842%, (30-day SOFR Average + 4.214%), 7/25/39(1)(4)	48	48,510
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	222	223,386
Series 2019-R07, Class 1B1, 7.142%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	81	81,508

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2020-R02, Class 2B1, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	$405	$ 409,752
Series 2021-R01, Class 1B2, 9.628%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	142	144,841
Series 2021-R02, Class 2B1, 6.928%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	12	12,383
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	169,879
Series 2023-84, Class MW, 6.00%, 6/20/53	171	177,492
Series 2023-98, Class BW, 6.00%, 7/20/53	25	26,044
Series 2023-99, Class AL, 6.00%, 7/20/53	25	26,047
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(4)	151	151,351
Series 2024-44, Class LM, 6.00%, 3/20/54	98	102,206
Series 2024-46, Class AL, 6.00%, 3/20/54	24	25,019
Series 2024-59, Class LG, 6.00%, 4/20/54	630	656,284
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(4)	65	65,372
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	103	104,171
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	505	507,993
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	368	369,102
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	255	255,813
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	124	124,704
Total Collateralized Mortgage Obligations (identified cost $6,060,796)		$6,151,484

Commercial Mortgage-Backed Securities — 3.7%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	695	$ 654,894
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	325	299,908
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	485	438,118
BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 5.775%, (1 mo. SOFR + 2.15%), 11/15/42(1)(4)	130	130,663
BFLD Trust, Series 2025-FPM, Class B, 5.78%, 10/10/40(1)(2)	62	62,131
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.225%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	281	281,956
BX Trust:
Series 2025-GW, Class E, 7.275%, (1 mo. SOFR + 3.65%), 7/15/42(1)(4)	90	90,825
Series 2026-CLS, Class A, 5.025%, (1 mo. SOFR + 1.40%), 5/15/43(1)(4)	135	135,326
Security	Principal Amount* (000’s omitted)		Value
BX Trust: (continued)
Series 2026-CLS, Class B, 5.325%, (1 mo. SOFR + 1.70%), 5/15/43(1)(4)		100	$ 100,392
Caister Finance DAC, Series 1A, Class B, 6.197%, (SONIA + 2.45%), 8/17/35(1)(4)	GBP	269	357,708
CRSNT Trust, Series 2026-MOON, Class A, 5.025%, (1 mo. SOFR + 1.40%), 2/15/43(1)(4)		290	290,530
CSMC Trust, Series 2021-BPNY, Class A, 7.455%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)		545	543,557
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(2)		205	211,234
Extended Stay America Trust:
Series 2025-151, Class F, 7.725%, (1 mo. SOFR + 4.10%), 10/15/42(1)(4)		14	14,631
Series 2025-ESH, Class D, 6.225%, (1 mo. SOFR + 2.60%), 10/15/42(1)(4)		96	97,131
Series 2025-ESH, Class E, 6.975%, (1 mo. SOFR + 3.35%), 10/15/42(1)(4)		191	192,902
Series 2026-ESH2, Class D, 5.875%, (1 mo. SOFR + 2.25%), 2/15/43(1)(4)		201	203,369
Series 2026-ESH2, Class E, 6.525%, (1 mo. SOFR + 2.90%), 2/15/43(1)(4)		42	42,698
Series 2026-ESH2, Class F, 7.375%, (1 mo. SOFR + 3.75%), 2/15/43(1)(4)		33	33,249
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)		1,019	994,175
Series KSG1, Class A2, 1.503%, 9/25/30		278	247,188
Series KW06, Class A2, 3.80%, 6/25/28(2)		500	494,000
Series W5FX, Class AFX, 3.336%, 4/25/28(2)		192	188,036
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(2)		444	436,473
Series 2018-M13, Class A2, 3.893%, 9/25/30(2)		1,100	1,073,248
Series 2019-M22, Class A2, 2.522%, 8/25/29		428	406,318
Series 2020-M1, Class A2, 2.444%, 10/25/29		963	906,213
Series 2023-M1S, Class A2, 4.647%, 4/25/33(2)		848	846,094
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		262	263,313
FS Trust, Series 2026-ORL, Class C, 5.475%, (1 mo. SOFR + 1.85%), 2/15/41(1)(4)		70	70,175
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.317%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)		441	442,595
Series 2024-WLF2, Class D, 6.565%, (1 mo. SOFR + 2.939%), 5/15/41(1)(4)		110	111,023
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)		149	149,274
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		300	11,025
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)		100	1,312
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(4)		337	338,013
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.797%, 2/10/43(1)(2)		100	98,546

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
NYC Trust, Series 2024-3ELV, Class A, 5.616%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	405	$ 405,692
ORL Trust:
Series 2024-GLKS, Class A, 5.118%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	490	491,472
Series 2024-GLKS, Class D, 6.416%, (1 mo. SOFR + 2.791%), 12/15/39(1)(4)	176	177,231
Series 2024-GLKS, Class F, 8.064%, (1 mo. SOFR + 4.438%), 12/15/39(1)(4)	100	100,535
PFDR Trust, Series 2026-DLVR, Class A, 5.313%, (1 mo. SOFR + 1.70%), 6/15/43(1)(4)	212	212,324
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.017%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	421	422,025
TX Trust:
Series 2024-HOU, Class A, 5.217%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	430	430,121
Series 2024-HOU, Class E, 8.013%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)	78	78,601
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	277	285,841
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	450	420,444
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(2)	295	296,112
Total Commercial Mortgage-Backed Securities (identified cost $15,167,632)		$14,578,641

Common Stocks — 65.0%

Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	8,900	$ 3,170,091
		$ 3,170,091
Banks — 2.1%
JPMorgan Chase & Co.	24,700	$ 8,085,051
		$ 8,085,051
Beverages — 1.8%
Coca-Cola Co.	87,790	$ 7,134,693
		$ 7,134,693
Biotechnology — 2.8%
AbbVie, Inc.	21,500	$5,410,260
Argenx SE ADR(5)	2,300	2,133,871
Gilead Sciences, Inc.	28,400	3,588,056
		$11,132,187
Broadline Retail — 3.1%
Amazon.com, Inc.(5)	51,460	$12,264,976
		$12,264,976
Security	Shares	Value
Building Products — 0.8%
Carrier Global Corp.	41,515	$ 3,045,125
		$ 3,045,125
Capital Markets — 1.8%
Evercore, Inc., Class A	4,700	$ 1,604,768
Intercontinental Exchange, Inc.	10,200	1,255,722
LPL Financial Holdings, Inc.	5,100	1,436,568
Tradeweb Markets, Inc., Class A	28,303	2,820,677
		$ 7,117,735
Chemicals — 1.1%
Linde PLC	8,600	$4,462,884
		$4,462,884
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	12,800	$2,133,632
		$2,133,632
Communications Equipment — 0.7%
Arista Networks, Inc.(5)	16,500	$2,803,020
		$2,803,020
Construction & Engineering — 0.5%
Primoris Services Corp.	20,600	$2,041,872
		$2,041,872
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	33,800	$3,828,188
		$3,828,188
Electric Utilities — 1.5%
Constellation Energy Corp.	10,500	$2,607,885
IDACORP, Inc.(6)	20,600	3,116,780
		$5,724,665
Electrical Equipment — 3.0%
AMETEK, Inc.	13,200	$3,193,608
Eaton Corp. PLC	11,900	5,070,828
Siemens Energy AG	18,700	3,564,996
		$11,829,432
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	28,600	$5,042,752
		$5,042,752
Energy Equipment & Services — 1.2%
Baker Hughes Co.	86,100	$4,778,550
		$4,778,550

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.4%
Liberty Media Corp.-Liberty Formula One, Class C(5)	21,800	$ 2,074,052
Netflix, Inc.(5)	48,000	3,427,200
		$ 5,501,252
Financial Services — 2.4%
Rocket Cos., Inc., Class A(5)	136,602	$ 2,151,482
Visa, Inc., Class A	20,900	7,170,581
		$ 9,322,063
Health Care Providers & Services — 1.7%
Quest Diagnostics, Inc.	9,000	$1,907,550
UnitedHealth Group, Inc.	11,010	4,576,086
		$6,483,636
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.	8,300	$2,457,132
Marriott International, Inc., Class A	11,100	4,113,549
		$6,570,681
Interactive Media & Services — 5.3%
Alphabet, Inc., Class C	59,300	$20,952,469
		$20,952,469
Machinery — 0.5%
Parker-Hannifin Corp.	1,900	$1,858,428
		$1,858,428
Oil, Gas & Consumable Fuels — 0.8%
California Resources Corp.	38,400	$2,030,208
Cameco Corp.	11,700	1,191,762
		$3,221,970
Pharmaceuticals — 1.8%
Eli Lilly & Co.	6,000	$7,196,580
		$7,196,580
Real Estate Management & Development — 0.3%
FirstService Corp.(6)	9,300	$1,321,623
		$1,321,623
Semiconductors & Semiconductor Equipment — 13.0%
Advanced Micro Devices, Inc.(5)	7,700	$4,473,007
Analog Devices, Inc.	9,200	3,653,964
Broadcom, Inc.	26,790	10,119,923
Lam Research Corp.	14,710	6,374,284
Micron Technology, Inc.	5,000	5,771,450
NVIDIA Corp.	103,400	20,689,306
		$51,081,934
Security	Shares	Value
Software — 4.9%
Microsoft Corp.	31,993	$ 11,934,029
Palo Alto Networks, Inc.(5)	13,900	4,740,178
Synopsys, Inc.(5)	6,000	2,676,420
		$ 19,350,627
Specialized REITs — 0.7%
Iron Mountain, Inc.	20,700	$ 2,614,617
		$ 2,614,617
Specialty Retail — 1.7%
Burlington Stores, Inc.(5)	9,600	$3,041,280
TJX Cos., Inc.	24,300	3,681,450
		$6,722,730
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	54,088	$15,650,904
Seagate Technology Holdings PLC	3,100	2,991,500
		$18,642,404
Total Common Stocks (identified cost $133,614,110)		$255,435,867

Corporate Bonds — 9.6%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.0%†
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	60	$ 63,316
		$ 63,316
Communications — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	261	$ 168,649
5.375%, 5/1/47	916	741,964
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	64	66,712
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	60	61,025
8.00%, 8/1/29(1)	50	50,133
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	70	68,199
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)	355	337,660
TELUS Corp., 6.375% to 3/9/31, 6/9/56(7)	316	316,176
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	208,912
		$2,019,430
Consumer, Cyclical — 0.6%
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	320	$198,254
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	104	103,172

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	50	$ 47,851
Bath & Body Works, Inc., 6.75%, 7/1/36	60	60,162
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	48	49,488
6.75%, 9/15/32(1)	10	10,219
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	262	262,317
Ford Motor Co., 3.25%, 2/12/32	200	176,350
Ford Motor Credit Co. LLC:
4.97%, 4/6/29	200	198,000
7.35%, 3/6/30	200	211,590
General Motors Financial Co., Inc., 5.60%, 6/18/31	125	128,017
Hyundai Capital America, 4.55%, 1/8/31(1)	128	125,943
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	60	58,449
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	373	357,520
4.375%, 1/15/31(1)	70	66,409
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	50	49,090
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(6)	350	344,269
		$2,447,100
Consumer, Non-cyclical — 0.6%
Centene Corp.:
3.375%, 2/15/30	59	$55,020
4.625%, 12/15/29	257	249,441
Conservation Fund, 3.474%, 12/15/29	285	270,451
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	380,318
Ford Foundation, 2.415%, 6/1/50	435	259,344
HCA, Inc., 4.60%, 11/15/32	434	422,848
Herc Holdings, Inc., 7.00%, 6/15/30(1)	60	62,175
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	51	53,800
10.00%, 6/1/32(1)	50	49,978
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	60	59,727
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	162	152,722
5.34%, 5/19/63	255	234,773
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	60	60,157
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	23	21,714
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	60	62,091
		$2,394,559
Energy — 0.3%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	200	$110,650
6.45%, 3/5/34(1)	200	110,625
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	369	357,199
5.00%, 1/31/28(1)	460	457,386
Security	Principal Amount* (000’s omitted)		Value
Energy (continued)
WBI Operating LLC, 6.50%, 10/15/33(1)		60	$ 60,408
			$ 1,096,268
Financial — 6.2%
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 5/15/31(1)		264	$ 261,676
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)		55	55,923
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(7)		250	248,033
American National Group, Inc.:
6.00%, 7/15/35(6)		431	429,614
6.144%, 6/13/32(1)		108	111,437
7.00% to 12/1/30, 12/1/55(7)		207	202,281
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	322,944
Apollo Debt Solutions BDC, 5.875%, 8/30/30		47	46,525
Apollo Global Management, Inc., 5.70%, 3/30/36		150	150,578
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(7)(8)	EUR	100	134,435
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		50	50,419
Athene Holding Ltd., 6.625%, 5/19/55		407	396,091
Azorra Finance Ltd.:
7.25%, 1/15/31(1)		50	51,415
7.75%, 4/15/30(1)		35	36,333
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31		58	56,070
Banco Mercantil del Norte SA, 8.00% to 1/24/33(1)(6)(7)(9)		200	200,450
Banco Santander SA, 5.294%, 8/18/27		200	201,530
Bank of America Corp.:
4.456% to 2/6/31, 2/6/32(7)		179	175,891
4.695% to 4/23/31, 4/23/32(7)		415	411,598
5.511% to 1/24/35, 1/24/36(7)		210	214,528
5.872% to 9/15/33, 9/15/34(7)		496	518,597
5.933% to 9/15/26, 9/15/27(7)		370	371,100
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)(7)		500	490,575
8.125% to 1/8/34, 1/8/39(1)(7)		451	481,278
Blue Owl Credit Income Corp., 6.60%, 9/15/29		25	25,172
Blue Owl Finance LLC, 6.25%, 4/18/34		23	22,527
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	622,524
BNP Paribas SA, 7.75% to 8/16/29(1)(7)(9)		420	440,155
Brookfield Asset Management Ltd.:
5.298%, 1/15/36		323	315,035
5.795%, 4/24/35		346	353,742
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(7)		393	381,378
CI Financial Corp., 7.50%, 5/30/29(1)		627	657,354
Citadel LP, 6.375%, 1/23/32(1)		357	371,933
CRC Insurance Group LLC, 7.125%, 6/1/31(1)		331	330,142
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		211	205,745
Enact Holdings, Inc., 6.25%, 5/28/29		355	365,508
EPR Properties:
3.60%, 11/15/31		205	188,011

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
EPR Properties: (continued)
4.75%, 11/15/30		14	$ 13,706
4.95%, 4/15/28		396	396,214
Essent Group Ltd., 6.25%, 7/1/29		60	61,883
Essential Properties LP, 5.375%, 7/15/36		182	179,648
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		59	59,397
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		423	432,574
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		636	570,903
6.75%, 3/15/54(1)		248	236,688
7.25% to 3/1/31, 3/1/56(1)(7)		34	33,346
7.95% to 7/15/29, 10/15/54(1)(7)		230	231,784
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)		35	35,162
6.375%, 7/1/34		603	615,268
8.00% to 3/1/31, 6/1/56(7)		39	41,341
Intact Financial Corp., 5.459%, 9/22/32(1)		303	311,043
Jefferies Financial Group, Inc.:
5.125%, 4/28/31		262	258,704
5.50%, 2/15/36		212	204,683
6.20%, 4/14/34		225	230,360
JPMorgan Chase & Co.:
4.622% to 4/23/31, 4/23/32(7)		456	450,838
4.898% to 1/22/36, 1/22/37(7)		209	203,597
5.581% to 4/22/29, 4/22/30(7)		624	637,759
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	2,154	316,345
Liberty Mutual Group, Inc.:
4.125% to 9/15/26, 12/15/51(1)(7)		324	321,755
5.25%, 5/1/36(1)		250	247,206
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		128	124,470
4.375%, 5/15/31(1)		110	105,773
5.75%, 6/15/35		160	160,468
Marex Group PLC:
5.68%, 4/21/31		65	65,052
6.404%, 11/4/29		401	411,122
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	680	100,344
3.50%, 10/1/56	DKK	1,895	278,115
Nuveen LLC, 5.85%, 4/15/34(1)		225	230,501
Nykredit Realkredit AS:
3.50%, 4/1/53(8)	DKK	7,620	1,131,451
3.50%, 10/1/56(8)	DKK	6,602	971,488
3.50%, 10/1/56(8)	DKK	813	117,844
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		85	89,148
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		244	246,566
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(7)		35	35,833
Raymond James Financial, Inc., 5.65%, 9/11/55		299	290,884
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Realkredit Danmark AS, 3.50%, 10/1/56(8)	DKK	5,296	$ 776,858
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		594	556,106
Royal Bank of Canada, 4.612% to 5/3/31, 5/3/32(7)		354	350,083
Sammons Financial Group, Inc., 5.95%, 6/15/36(1)		140	140,293
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		200	196,010
Stifel Financial Corp., 4.00%, 5/15/30		148	143,153
Swedbank AB, 6.136%, 9/12/26(1)		231	231,724
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)		680	703,285
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(7)		200	201,138
5.861% to 6/19/27, 6/19/32(1)(7)		200	201,078
UWM Holdings LLC, 6.25%, 3/15/31(1)		343	305,957
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)		78	69,658
Willis North America, Inc.:
4.55%, 3/15/31		130	127,707
5.15%, 3/15/36		95	93,186
			$24,444,046
Government - Multinational — 0.6%
Asian Development Bank, 3.125%, 9/26/28		540	$528,405
European Investment Bank:
1.625%, 5/13/31		925	821,156
2.375%, 5/24/27		1,026	1,010,608
			$2,360,169
Industrial — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)		60	$58,281
Hexcel Corp., 5.875%, 2/26/35		115	119,234
Masterbrand, Inc., 7.00%, 7/15/32(1)(6)		49	49,703
Reworld Holding Corp., 4.875%, 12/1/29(1)		70	66,822
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)		52	51,057
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		60	60,153
			$405,250
Technology — 0.5%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)		60	$58,261
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		60	62,635
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		50	50,852
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)		306	320,275
Oracle Corp.:
3.60%, 4/1/50		375	228,221
3.95%, 3/25/51		22	14,087
5.55%, 2/6/53		105	84,650
5.70%, 2/4/36		239	231,545
6.00%, 8/3/55		181	154,228
6.55%, 2/4/46		130	122,616

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Technology (continued)
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		359	$ 395,841
			$ 1,723,211
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		176	$ 160,259
NextEra Energy Capital Holdings, Inc., 4.75% to 11/26/35, 2/26/56(7)	EUR	100	113,190
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		343	336,024
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(6)		20	21,341
8.625%, 3/15/33(1)		65	69,728
			$700,542
Total Corporate Bonds (identified cost $38,645,637)			$37,653,891

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Fixed-Income Funds — 0.3%
Calvert Ultra-Short Investment Grade ETF(10)	20,000	$ 1,012,800
Total Exchange-Traded Funds (identified cost $1,017,600)		$ 1,012,800

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(6)	3,000	$ 74,340
		$ 74,340
Insurance — 0.0%†
Aspen Insurance Holdings Ltd., 7.00%(6)	3,614	$ 84,134
		$ 84,134
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	13,079	$ 169,896
Series A2, 6.375%	13,500	195,210
		$365,106
Security	Shares	Value
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	2,010	$ 46,692
		$ 46,692
Total Preferred Stocks (identified cost $880,499)		$ 570,272

Senior Floating-Rate Loans — 0.6%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	$245	$ 240,209
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	294	293,386
		$ 533,595
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$246	$ 242,972
		$ 242,972
Machinery — 0.1%
Gates Global LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$295	$ 294,649
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	245	246,396
		$541,045
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$245	$245,326
		$245,326
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$245	$241,914
Epicor Software Corp., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	246	235,309
		$477,223
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$245	$245,099
		$245,099
Total Senior Floating-Rate Loans (identified cost $2,307,494)		$2,285,260

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,515,138
4.375%, 2/28/34	193	193,405
		$ 1,708,543
Total Sovereign Government Bonds (identified cost $1,713,009)		$ 1,708,543

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 346,272
San Francisco City and County, CA, 3.921%, 6/15/39	285	255,409
		$ 601,681
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.484%, 6/1/27	$290	$ 285,250
Social Bonds, 2.534%, 6/1/28	360	347,563
Social Bonds, 2.584%, 6/1/29	200	189,698
Social Bonds, 2.984%, 6/1/33	220	197,347
		$1,019,858
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$108,672
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	155,868
Green Bonds, 2.184%, 9/1/31	140	125,942
Green Bonds, 2.264%, 9/1/32	125	110,387
Green Bonds, 2.344%, 9/1/33	135	117,146
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	131,259
Green Bonds, 1.701%, 5/1/31	130	115,344
		$864,618
Total Taxable Municipal Obligations (identified cost $2,774,913)		$2,486,157

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$220	$ 198,772
3.485%, 8/1/35	125	112,088
3.585%, 8/1/37	225	199,114
U.S. International Development Finance Corp., 3.52%, 9/20/32	197	189,604
Total U.S. Government Agencies and Instrumentalities (identified cost $804,326)		$ 699,578

U.S. Government Agency Mortgage-Backed Securities — 8.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$65	$ 60,283
5.00%, 11/1/54	1,539	1,518,442
5.50%, with various maturities to 2055	8,567	8,619,919
6.00%, 6/1/53	59	60,088
Federal National Mortgage Association:
2.00%, 4/1/51	153	125,802
2.68%, 7/1/26	317	315,787
3.00%, 11/1/49	200	176,955
4.00%, with various maturities to 2048	416	395,534
5.00%, 3/1/55	300	295,657
5.50%, with various maturities to 2055	6,949	6,990,294
7.00%, 6/1/53	20	21,125
Government National Mortgage Association II:
2.50%, with various maturities to 2051	588	500,431
6.00%, with various maturities to 2053	149	153,777
6.50%, 6/20/53	221	231,982
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(12)	210	196,260
4.50%, 30-Year, TBA(12)	3,302	3,165,663
5.00%, 30-Year, TBA(12)	11,445	11,246,907
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $34,281,251)		$34,074,906

U.S. Treasury Obligations — 5.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.875%, 2/15/41	$481	$ 333,891
1.875%, 2/15/51	79	43,930
1.875%, 11/15/51	368	202,314
2.00%, 8/15/51	338	192,515
2.25%, 2/15/52	523	315,036

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.375%, 2/15/42	$7,137	$ 5,207,640
2.875%, 8/15/45	315	233,838
2.875%, 5/15/52	275	190,282
3.00%, 5/15/45	71	54,007
3.00%, 5/15/47	13	9,654
3.00%, 8/15/52	127	90,066
3.125%, 5/15/48	52	39,083
3.625%, 2/15/53	282	225,589
3.625%, 5/15/53	164	131,104
3.875%, 2/15/43	327	289,848
3.875%, 5/15/43	31	27,410
4.00%, 11/15/52	122	104,405
4.25%, 2/15/54	185	165,102
4.50%, 11/15/54	941	876,141
U.S. Treasury Notes:
1.25%, 3/31/28	581	552,756
1.25%, 4/30/28	1,022	970,082
1.25%, 6/30/28	303	286,276
2.875%, 4/30/29	14	13,523
3.125%, 8/31/27	1,146	1,133,018
3.50%, 1/31/28	631	624,542
3.875%, 8/15/34	248	239,572
4.00%, 2/28/30	2,606	2,590,379
4.00%, 2/15/34	414	404,539
4.125%, 2/28/27	2,259	2,260,667
4.125%, 7/31/28	60	59,962
4.25%, 5/15/35	1,571	1,552,651
4.375%, 8/31/28	151	151,652
Total U.S. Treasury Obligations (identified cost $21,003,411)		$19,571,474

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(5)(13)	$76,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 5.1%
Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(14)	16,074,345	$ 16,074,345
Total Affiliated Fund (identified cost $16,074,345)		$ 16,074,345
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(15)	3,742,863	$ 3,742,863
Total Securities Lending Collateral (identified cost $3,742,863)		$ 3,742,863
Total Short-Term Investments (identified cost $19,817,208)		$ 19,817,208
Total Investments — 105.5% (identified cost $296,795,146)		$414,221,740
Other Assets, Less Liabilities — (5.5)%		$(21,450,194)
Net Assets — 100.0%		$392,771,546

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $44,294,876 or 11.3% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(5)	Non-income producing security.
(6)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $5,654,702.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $3,132,076 or 0.7% of the Fund's net assets.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Affiliated fund (see Note 9).
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
(15)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	109,009	CAD	151,279	State Street Bank and Trust Company	9/16/26	$1,983	$ —
USD	2,723,716	DKK	17,513,768	JPMorgan Chase Bank, N.A.	9/16/26	35,664	—
USD	1,005,101	DKK	6,462,902	JPMorgan Chase Bank, N.A.	9/16/26	13,161	—
USD	256,109	EUR	220,534	Citibank, N.A.	9/16/26	3,330	—
USD	476,546	EUR	410,165	JPMorgan Chase Bank, N.A.	9/16/26	6,409	—
USD	539,299	GBP	401,987	Citibank, N.A.	9/16/26	6,086	—
						$66,633	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	12	Long	9/30/26	$2,473,594	$249
U.S. 5-Year Treasury Note	118	Long	9/30/26	12,631,531	12,915
U.S. 10-Year Treasury Note	52	Long	9/21/26	5,714,313	22,719
U.S. Long Treasury Bond	39	Long	9/21/26	4,426,500	77,968
U.S. Ultra 10-Year Treasury Note	89	Long	9/21/26	10,009,719	70,929
Euro-Bund	(25)	Short	9/8/26	(3,637,467)	(35,924)
U.S. 2-Year Treasury Note	(15)	Short	9/30/26	(3,091,992)	(25)
U.S. 5-Year Treasury Note	(3)	Short	9/30/26	(321,141)	(1,404)
U.S. Long Treasury Bond	(1)	Short	9/21/26	(113,500)	(864)
U.S. Ultra-Long Treasury Bond	(9)	Short	9/21/26	(1,045,406)	(30,392)
					$116,171

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $279,703,201) - including $5,654,702 of securities on loan	$397,134,595
Investments in securities of affiliated issuers, at value (identified cost $17,091,945)	17,087,145
Receivable for open forward foreign currency exchange contracts	66,633
Cash	69,889
Deposits at broker for futures contracts	733,000
Receivable for investments sold	62,744
Receivable for capital shares sold	49,682
Dividends and interest receivable	1,082,358
Dividends receivable - affiliated	46,361
Securities lending income receivable	987
Tax reclaims receivable	30,235
Receivable from affiliate	200
Directors' deferred compensation plan	61,543
Total assets	$416,425,372
Liabilities
Payable for variation margin on open futures contracts	$87,543
Payable for investments purchased	4,755,634
Payable for forward commitment securities	14,539,044
Payable for capital shares redeemed	138,106
Deposits for securities loaned	3,742,863
Payable to affiliates:
Investment advisory fee	130,234
Administrative fee	38,622
Distribution fees	7,148
Sub-transfer agency fee	478
Directors' deferred compensation plan	61,543
Accrued expenses	152,611
Total liabilities	$23,653,826
Net Assets	$392,771,546
Sources of Net Assets
Paid-in capital	$208,618,728
Distributable earnings	184,152,818
Net Assets	$392,771,546
Class I Shares
Net Assets	$357,855,443
Shares Outstanding	121,269,967
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.95
Class F Shares
Net Assets	$34,916,103
Shares Outstanding	12,033,511
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.90

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $7,969)	$1,077,501
Dividend income - affiliated issuers	219,433
Interest income	3,407,290
Securities lending income, net	5,635
Total investment income	$4,709,859
Expenses
Investment advisory fee	$863,846
Administrative fee	252,833
Distribution fees:
Class F	42,471
Directors' fees and expenses	11,429
Custodian fees	76,799
Transfer agency fees and expenses	102,637
Accounting fees	78,466
Professional fees	34,673
Reports to shareholders	426
Miscellaneous	12,972
Total expenses	$1,476,552
Waiver and/or reimbursement of expenses by affiliates	$(9,116)
Net expenses	$1,467,436
Net investment income	$3,242,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$37,409,764
Futures contracts	(970,327)
Foreign currency transactions	17,385
Forward foreign currency exchange contracts	35,706
Net realized gain	$36,492,528
Change in unrealized appreciation (depreciation):
Investment securities	$(25,505,641)
Investment securities - affiliated issuers	(2,200)
Futures contracts	246,326
Foreign currency	(1,361)
Forward foreign currency exchange contracts	107,083
Net change in unrealized appreciation (depreciation)	$(25,155,793)
Net realized and unrealized gain	$11,336,735
Net increase in net assets from operations	$14,579,158

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,242,423	$7,309,345
Net realized gain	36,492,528	19,827,936
Net change in unrealized appreciation (depreciation)	(25,155,793)	21,989,483
Net increase in net assets from operations	$14,579,158	$49,126,764
Distributions to shareholders:
Class I	$ —	$(28,521,324)
Class F	—	(2,294,283)
Total distributions to shareholders	$ —	$(30,815,607)
Capital share transactions:
Class I	$(77,106,881)	$(10,912,710)
Class F	(1,619,062)	6,048,049
Net decrease in net assets from capital share transactions	$(78,725,943)	$(4,864,661)
Net increase (decrease) in net assets	$(64,146,785)	$13,446,496
Net Assets
At beginning of period	$456,918,331	$443,471,835
At end of period	$392,771,546	$456,918,331

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Financial Highlights

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$2.85	$2.74	$2.37	$2.07	$2.78	$2.52
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.05	$0.05	$0.04	$0.04	$0.03
Net realized and unrealized gain (loss)	0.08	0.26	0.42	0.31	(0.48)	0.34
Total income (loss) from operations	$0.10	$0.31	$0.47	$0.35	$(0.44)	$0.37
Less Distributions
From net investment income	$ —	$(0.05)	$(0.05)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	—	(0.15)	(0.05)	(0.01)	(0.24)	(0.08)
Total distributions	$ —	$(0.20)	$(0.10)	$(0.05)	$(0.27)	$(0.11)
Net asset value — End of period	$2.95	$2.85	$2.74	$2.37	$2.07	$2.78
Total Return(2)	3.51%(3)	11.48%	19.61%	16.82%	(15.41)%	15.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$357,855	$421,571	$415,402	$379,730	$354,044	$445,917
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.68%(5)	0.65%	0.64%	0.65%	0.64%	0.63%
Net expenses	0.68%(5)(6)	0.65%(6)	0.64%(6)	0.65%(6)	0.64%(6)	0.63%
Net investment income	1.56%(5)	1.66%	1.74%	1.92%	1.55%	1.04%
Portfolio Turnover	59%(3)(7)	168%(7)	171%(7)	119%(7)	84%(7)	93%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026, equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$2.81	$2.70	$2.35	$2.06	$2.77	$2.52
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.04	$0.04	$0.04	$0.03	$0.02
Net realized and unrealized gain (loss)	0.07	0.27	0.41	0.30	(0.47)	0.34
Total income (loss) from operations	$0.09	$0.31	$0.45	$0.34	$(0.44)	$0.36
Less Distributions
From net investment income	$ —	$(0.05)	$(0.05)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	—	(0.15)	(0.05)	(0.01)	(0.24)	(0.08)
Total distributions	$ —	$(0.20)	$(0.10)	$(0.05)	$(0.27)	$(0.11)
Net asset value — End of period	$2.90	$2.81	$2.70	$2.35	$2.06	$2.77
Total Return(2)	3.20%(3)	11.68%	18.91%	16.42%	(15.47)%	14.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,916	$35,348	$28,069	$17,579	$13,242	$13,003
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.93%(5)	0.90%	0.89%	0.90%	0.89%	0.88%
Net expenses	0.93%(5)(6)	0.90%(6)	0.89%(6)	0.90%(6)	0.89%(6)	0.88%
Net investment income	1.31%(5)	1.40%	1.48%	1.67%	1.31%	0.79%
Portfolio Turnover	59%(3)(7)	168%(7)	171%(7)	119%(7)	84%(7)	93%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026, equal to less than 0.01% of average daily net assets for the year ended December 31, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$18,175,659	$ —	$18,175,659
Collateralized Mortgage Obligations	—	6,151,484	—	6,151,484
Commercial Mortgage-Backed Securities	—	14,578,641	—	14,578,641
Common Stocks	251,870,871(2)	—	—	251,870,871
Common Stocks - Electrical Equipment	—	3,564,996	—	3,564,996
Corporate Bonds	—	37,653,891	—	37,653,891
Exchange-Traded Funds	1,012,800	—	—	1,012,800
Preferred Stocks	570,272	—	—	570,272
Senior Floating-Rate Loans	—	2,285,260	—	2,285,260
Sovereign Government Bonds	—	1,708,543	—	1,708,543
Taxable Municipal Obligations	—	2,486,157	—	2,486,157
U.S. Government Agencies and Instrumentalities	—	699,578	—	699,578
U.S. Government Agency Mortgage-Backed Securities	—	34,074,906	—	34,074,906
U.S. Treasury Obligations	—	19,571,474	—	19,571,474
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	16,074,345	—	—	16,074,345
Securities Lending Collateral	3,742,863	—	—	3,742,863
Total Investments	$273,271,151	$140,950,589	$0	$414,221,740
Forward Foreign Currency Exchange Contracts	$ —	$66,633	$ —	$66,633
Futures Contracts	184,780	—	—	184,780
Total	$273,455,931	$141,017,222	$ —	$414,473,153
Liability Description
Futures Contracts	$(68,609)	$ —	$ —	$(68,609)
Total	$(68,609)	$ —	$ —	$(68,609)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

K  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
M  Interim Financial Statements— The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.360%
Over $1 billion	0.325%
For the six months ended June 30, 2026, the investment advisory fee amounted to $863,846 or 0.41% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment advisory fee paid was reduced by $9,116 relating to the Fund's investment in the Liquidity Fund and in other affiliated funds.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2026, CRM was paid administrative fees of $252,833.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2026 amounted to $42,471 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $443 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2026, expenses incurred under the Servicing Plan amounted to $101,470, and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $90,012,562 and $149,217,210, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $161,902,015 and $184,338,048, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$297,105,791
Gross unrealized appreciation	$128,063,967
Gross unrealized depreciation	(10,765,214)
Net unrealized appreciation	$117,298,753
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2026 is included in the Schedule of Investments. At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended June 30, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2026, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Distributable earnings	$ —	$184,780(1)	$184,780
Receivable for open forward foreign currency exchange contracts	66,633	—	66,633
Total Asset Derivatives	$66,633	$184,780	$251,413
Derivatives not subject to master netting or similar agreements	$—	$184,780	$184,780
Total Asset Derivatives subject to master netting or similar agreements	$66,633	$—	$66,633
Distributable earnings	$ —	$(68,609)(1)	$(68,609)
Derivatives not subject to master netting or similar agreements	$—	$(68,609)	$(68,609)
Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$—

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of June 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$9,416	$ —	$ —	$ —	$9,416
JPMorgan Chase Bank, N.A.	55,234	—	(55,234)	—	—
State Street Bank and Trust Company	1,983	—	—	—	1,983
	$66,633	$ —	$(55,234)	$ —	$11,399

(a)	In some instances, the total collateral received may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$35,706	$ —	$35,706
Futures contracts	—	(970,327)	(970,327)
Total	$35,706	$(970,327)	$(934,621)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$107,083	$ —	$107,083
Futures contracts	—	246,326	246,326
Total	$107,083	$246,326	$353,409
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$49,291,000	$23,414,000	$5,888,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2026, the total value of securities on loan, including accrued interest, was $5,681,502 and the total value of collateral received was $5,832,381, comprised of cash of $3,742,863 and U.S. government and/or agencies securities of $2,089,518.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,104,690	$ —	$ —	$ —	$3,104,690
Corporate Bonds	477,332	—	—	—	477,332
Preferred Stocks	160,841	—	—	—	160,841
Total	$3,742,863	$ —	$ —	$ —	$3,742,863
The carrying amount of the liability for deposits for securities loaned at June 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2026.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
9  Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $17,087,145, which represents 4.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 1,015,000	$ —	$ —	$ —	$(2,200)	$ 1,012,800	$ 20,539	20,000
Short-Term Investments
Liquidity Fund	11,900,869	62,516,107	(58,342,631)	—	—	16,074,345	198,894	16,074,345
Total				$ —	$(2,200)	$17,087,145	$219,433

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,293,835	$6,545,999	9,314,488	$25,923,462
Reinvestment of distributions	—	—	10,149,937	28,521,324
Shares redeemed	(28,988,942)	(83,652,880)	(23,329,000)	(65,357,496)
Net decrease	(26,695,107)	$(77,106,881)	(3,864,575)	$(10,912,710)
Class F
Shares sold	1,096,406	$3,065,986	3,608,596	$9,827,887
Reinvestment of distributions	—	—	831,262	2,294,283
Shares redeemed	(1,662,787)	(4,685,048)	(2,219,368)	(6,074,121)
Net increase (decrease)	(566,381)	$(1,619,062)	2,220,490	$6,048,049
At June 30, 2026, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 73.1%.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 8-9, 2026, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Balanced Portfolio (the “Fund”) with CRM, including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index, its blended benchmark, and a comparative benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-year period ended December 31, 2025, while the Fund had outperformed the median of its peer universe for the three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2025. This performance data indicated that the Fund had underperformed its blended benchmark for the one-year period ended December 31, 2025, while the Fund had outperformed its blended benchmark for the three- and five-year periods ended December 31, 2025. This performance data indicated the Fund had outperformed a comparative benchmark index for the one-, three- and five-year periods ended December 31, 2025. -The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.

Calvert
VP SRI Balanced Portfolio
June 30, 2026
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each below the respective median of the Fund’s expense group. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specified asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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CVPSBI-NCSR 6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: August 24, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: August 24, 2026